________________________________________________________________________________

                       Securities and Exchange Commission
                              Washington, DC 20549
                        Rule 23c-2 Notice of Intention to
                                Redeem Securities

                                       of

                   Tortoise Energy Infrastructure Corporation
                             10801 Mastin Boulevard
                             Overland Park, KS 66210

                                    under the

                         Investment Company Act of 1940

                       Securities Act File No. 333-140457
                    Investment Company Act File No. 811-21462

(1)       Title of the class of  securities  of Tortoise  Energy  Infrastructure
          Corporation (the "Company") to be redeemed:

               Money  Market  Cumulative  Preferred  Shares,  Series IV  (CUSIP:
               89147L506) (the "Series IV MMP Shares").

(2)       Date on which the securities are to be called or redeemed:

               The Series IV MMP Shares will be redeemed on May 28, 2008

(3)       Applicable  provisions of the governing  instrument  pursuant to which the securities are to be redeemed:

               The Series IV MMP Shares are to be  redeemed  pursuant to Section
               (3)(a)(i) of Part I of the Company's Articles Supplementary dated as of August 16, 2007.

(4)       The principal  amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

               The Company  intends to redeem,  by lot in base  denomination  of
               $25,000,  a portion of the Series IV MMP Shares,  representing an aggregate liquidation preference amount of $10,000,000.

________________________________________________________________________________

                                    SIGNATURE

     Pursuant to the requirement of Rule 23c-2 under the Investment  Company Act of 1940,  the  Company  has duly  caused  this  Notice  of  Intention  to Redeem
Securities to be signed on its behalf by the undersigned on this 13th day of May
2008.

                                      TORTOISE ENERGY INFRASTRUCTURE CORPORATION

                                      By:   /s/ Terry C. Matlack
                                         ______________________________________
                                         Name: Terry C. Matlack
                                         Title: Chief Financial Officer